Employee Benefit Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Employee Benefit Liabilities [Abstract]
Schedule of defined contribution plans
	Year ended December 31,
	2020	2019	2018
Expenses in respect of defined contribution plans	$52	$50	$65